Long-Term Investments - Schedule of Balance Sheets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Equity method investee [Member]
Schedule of Balance Sheet [Line Items]
Current Assets	$ 1,534,484	$ 1,323,952
Non-current Assets	1,124,625	1,083,472
Current Liabilities	4,508,191	3,508,413
Non-current Liabilities	122,508	114,606
Stockholders’ Deficit	(1,971,590)	(1,215,595)
BioFirst [Member]
Schedule of Balance Sheet [Line Items]
Current Assets	45,877	46,491
Non-current Assets	230,366	222,988
Current Liabilities	1,648,570	1,546,123
Non-current Liabilities	509	319
Stockholders’ Deficit	$ (1,372,836)	$ (1,276,963)